REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 38,140	$ 36,615
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	20,196	18,895
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 16,157	$ 15,116
Total Capital (to Risk-Weighted Assets) - Actual ratio	18.88%	19.38%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 37,469	$ 36,035
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	16,157	15,116
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 12,118	$ 11,337
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.55%	19.07%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 37,469	$ 36,035
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	18,442	17,663
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,754	$ 14,130
Tier I Capital (to Average Total Assets) - Actual ratio	10.16%	10.20%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 37,469	$ 36,035
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	13,127	12,282
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 9,088	$ 8,503
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.55%	19.07%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 33,179	$ 32,885
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	20,085	18,879
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 16,068	$ 15,103
Total Capital (to Risk-Weighted Assets) - Actual ratio	16.52%	17.42%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,508	$ 32,305
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	16,068	15,103
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 12,051	$ 11,327
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.19%	17.11%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 32,508	$ 32,305
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	18,277	17,656
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,622	$ 14,124
Tier I Capital (to Average Total Assets) - Actual ratio	8.89%	9.15%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,508	$ 32,305
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	13,055	12,271
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 9,038	$ 8,496
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.19%	17.11%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%